8. Investment in Ruthigen, Inc. (Tables)	12 Months Ended
Mar. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of gain on deconsolidation
March 26,
2014
Aggregate fair value of consideration received by the Company	$–
Fair value of retained non-controlling interest by the Company	10,150,000
Carrying amount on non-controlling interest in subsidiary	–

Less:
Carrying amount of the Ruthigen assets and liabilities	(983,000)

Gain on deconsolidation of Ruthigen	$11,133,000